Chapter 11 Proceedings - Condensed Combined Debtor-In-Possession Financial Information (Income Statement) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contract revenues		$ 1,888,000,000	$ 2,850,000,000	$ 3,957,000,000
Reimbursable revenues		38,000,000	66,000,000	113,000,000
Intra group revenues		110,000,000	100,000,000	119,000,000
Other revenues	[1]	162,000,000	253,000,000	265,000,000
Total operating revenues		2,088,000,000	3,169,000,000	4,335,000,000
Loss on disposals	[1]	(245,000,000)	0	(63,000,000)
Contingent consideration realized	[1]	27,000,000	21,000,000	47,000,000	[2]
Vessel and rig operating expenses	[1]	(792,000,000)	(1,015,000,000)	(1,611,000,000)
Reimbursable expenses		(35,000,000)	(61,000,000)	(99,000,000)
Depreciation and amortization		(798,000,000)	(810,000,000)	(779,000,000)	[2]
Impairment of Long-Lived Assets Held-for-use		(696,000,000)	(44,000,000)	(563,000,000)	[2]
Total operating expenses		(2,598,000,000)	(2,164,000,000)	(3,300,000,000)
Operating income		(728,000,000)	1,026,000,000	1,019,000,000
Interest expense	[1]	(285,000,000)	(412,000,000)	(415,000,000)
Share in results from associated companies (net of tax)		174,000,000	283,000,000	192,000,000
Loss on impairment of investments		(841,000,000)	(895,000,000)	(1,285,000,000)
(Loss)/gain on derivative financial instruments	[1]	11,000,000	(74,000,000)	(150,000,000)
Foreign exchange (loss)/gain		(65,000,000)	18,000,000	63,000,000
Reorganization items, net		(1,337,000,000)	0	0
Other financial items and other income, net	[1]	(44,000,000)	(15,000,000)	52,000,000
Total financial items and other (expense)/income, net		(2,308,000,000)	(982,000,000)	(1,446,000,000)
Loss before income taxes		(3,036,000,000)	44,000,000	(427,000,000)
Income tax expense		66,000,000	199,000,000	208,000,000
Net (loss)/income		(3,102,000,000)	(155,000,000)	(635,000,000)	[2],[3]
Net (loss)/income attributable to the non-controlling interest		(129,000,000)	26,000,000	(1,000,000)
Net loss attributable to the parent		(2,973,000,000)	$ (181,000,000)	$ (634,000,000)
Consolidated Entities Under Chapter 11 Bankruptcy
Contract revenues		463,000,000
Reimbursable revenues		12,000,000
Intra group revenues		27,000,000
Other revenues		1,000,000
Total operating revenues		503,000,000
Loss on disposals		(95,000,000)
Contingent consideration realized		9,000,000
Vessel and rig operating expenses		(262,000,000)
Reimbursable expenses		(11,000,000)
Depreciation and amortization		(229,000,000)
Intra group expenses		(16,000,000)
Impairment of Long-Lived Assets Held-for-use		(696,000,000)
Total operating expenses		(1,214,000,000)
Operating income		(797,000,000)
Interest expense		21,000,000
Share in results from associated companies (net of tax)		67,000,000
Loss on impairment of investments		(841,000,000)
(Loss)/gain on derivative financial instruments		(2,000,000)
Foreign exchange (loss)/gain		8,000,000
Reorganization items, net		(1,337,000,000)
Other financial items and other income, net		8,000,000
Total financial items and other (expense)/income, net		(2,076,000,000)
Loss before income taxes		(2,873,000,000)
Income tax expense		(67,000,000)
Net (loss)/income		(2,940,000,000)
Net (loss)/income attributable to the non-controlling interest		(67,000,000)
Net loss attributable to the parent		$ (2,873,000,000)

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".
[2]	Text selection found with no content.
[3]	{F|ag9lfndlYmZpbGluZ3MtZXVyagsSBlhNTERvYyJeWEJSTERvY0dlbkluZm86NWJjMTQ5Y2E2M2E3NGRlOGFmNDE4NjI3YTU4Y2ZhNDl8VGV4dFNlbGVjdGlvbjpFRTUzOUMyRTYwNzk4QTA3Mzk3NjRCMzNFODNDREE1Mgw}